Note 21 - Parent Company Financial Information (Details) - Condensed Statements of Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income
Net income	$ 3,737	$ 9,065
Parent Company [Member]
Income
Dividends from subsidiaries	3,000	2,785
Interest and dividends	2
Expenses	(499)	(673)
Income before income taxes	2,503	2,112
Income tax benefit	(383)	(1,343)
Income before equity in undistributed net income of subsidiaries	2,886	3,455
Equity in undistributed net income of subsidiaries	851	5,610
Net income	$ 3,737	$ 9,065